Operating Lease (Details) - Schedule of Weighted Average Remaining Lease Terms and Discount Rates	Sep. 30, 2023	Mar. 31, 2023
Remaining lease term and discount rate
Weighted average remaining lease term (years)	11 months 23 days	1 year 5 months 15 days
Weighted average discount rate	5.00%	5.00%